Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands		1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 01, 2022	Sep. 30, 2020	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2020
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net Revenues			$ 227,728			$ 320,412			$ 911,590	$ 1,152,198	$ 1,417,377		$ 1,323,567		$ 775,596
Cost of Revenues (excluding depreciation and amortization)			200,402			280,274			837,897	998,304	1,234,995		1,140,885		656,485
Operating Expenses
Distribution and Fulfillment Expense			14,923			15,755			50,153	48,961	64,260		56,885		35,877
Selling, General and Administrative Expense			14,783			14,754			44,559	44,364	58,110		57,249		50,007
Depreciation and Amortization			1,679			1,957			4,845	6,330	8,259		11,651		15,784
Transaction Costs	$ 694	$ 350	3,348			31			4,355	(251)	(251)		3,509
IC DISC Commissions						1,751			2,833	8,014	9,907		5,394		8,182
Loss on Disposal of Fixed Assets									(3)				87
Total Operating Expenses			34,733			34,248			106,742	107,418	140,285		134,775		109,850
Operating (Loss) Income			(7,407)			5,890			(33,049)	46,477	42,098		47,907		9,261
Other Expenses
Interest Expense, Net			3,207			1,004			9,105	2,740	4,056		2,938		3,524
Total Other Expenses			3,207			1,004			9,105	2,740	4,056		2,938		3,524
(Loss) Income Before Income Tax (Benefit) Expense			(10,614)			4,887			(42,154)	43,737	38,042		44,969		5,737
Income Tax Expense			(2,864)			1,173			(11,380)	10,497	9,423		10,791		376
Net (Loss) Income			$ (7,750)	$ (15,515)	$ (7,509)	$ 3,714	$ 23,854	$ 5,672	$ (30,774)	$ 33,240	28,619		34,178		5,361
Other Comprehensive Income
Foreign Currency Translation											7		15		(318)
Total Comprehensive Income											$ 28,626		$ 34,193		$ 5,043
- Basic			$ (0.16)			$ 0.08			$ (0.64)	$ 0.70	$ 0.60		$ 0.72		$ 0.11
- Diluted			$ (0.16)			$ 0.08			$ (0.64)	$ 0.70	$ 31.80		$ 37.98		$ 5.96
Shares Used in Computing Net Income per Share, Basic			48,426,206			47,500,000			47,804,228	47,500,000	47,500,000	[1]	47,500,000	[1]	47,500,000	[1]
Shares Used in Computing Net Income per Share, Diluted			48,426,206			47,500,000			47,804,228	47,500,000	900	[1]	900	[1]	900	[1]
Distributions of Paid In Capital per Share													$ 0.14

[1]	Weighted-average shares and net income per share have been retroactively restated to give effect to the Merger.